CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Previously Reported	Retroactive application of recapitalization	Preferred Stock Previously Reported	Common Stock	Common Stock Series Y Preferred Units	Common Stock Series X, Ordinary Units	Common Stock Previously Reported	Common Stock Previously Reported Series Y Preferred Units	Common Stock Previously Reported Series X, Ordinary Units	Common Stock Retroactive application of recapitalization	Common Stock Retroactive application of recapitalization Series X, Ordinary Units	Additional paid-in capital	Additional paid-in capital Previously Reported	Additional paid-in capital Retroactive application of recapitalization	Accumulated deficit	Accumulated deficit Previously Reported
Preferred Stock, Beginning Balance (in shares) at Dec. 31, 2020				0
Beginning balance at Dec. 31, 2020	$ 256,258	$ 256,258	$ 0	$ 0	$ 15		$ 0	$ 0	$ 0	$ 1	$ 15	$ (1)	$ 267,202	$ 267,216	$ (14)	$ (10,959)	$ (10,959)
Common Stock, Beginning Balance (in shares) at Dec. 31, 2020					147,561,390		0	0	0	105,180,224	147,561,390	(105,180,224)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,064															5,064
Issuance of units and common stock (in shares)					7,557,913
Issuance of units and common stock	30,000				$ 1								29,999
Promissory note to a member	(30,000)												(30,000)
Interest on the promissory note to a member	(2,038)												(2,038)
Related party unit-based compensation	1,333												1,333
Stock-based compensation expense	1,269												1,269
Exercise of stock options (in shares)					421,771
Exercise of stock options	$ 1,351												1,351
Preferred Stock, Ending Balance (in shares) at Dec. 31, 2021	0			0
Ending balance at Dec. 31, 2021	$ 263,237			$ 0	$ 16	$ 0	$ 0						269,116			(5,895)
Common Stock, Ending Balance (in shares) at Dec. 31, 2021	155,541,074				155,541,074	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 852															852
Issuance of units and common stock (in shares)					7,385,233
Issuance of units and common stock	(65,983)												(65,983)
Interest on the promissory note to a member	(2,842)												(2,842)
Member distributions	(367,114)												(367,114)
Repayment of promissory note to a member	11,167												11,167
Payment of interest on promissory note to member	4,642												4,642
Downward merger of San Vicente entities	26,667												26,667
Exercise of forward purchase agreement (in shares)					10,000,000
Exercise of Forward Purchase Agreement	102,830				$ 1								102,829
Related party unit-based compensation	25,076												25,076
Stock-based compensation expense	3,497												3,497
Exercise of stock options (in shares)					598,053
Exercise of stock options	$ 2,023												2,023
Preferred Stock, Ending Balance (in shares) at Dec. 31, 2022	0			0
Ending balance at Dec. 31, 2022	$ 4,052			$ 0	$ 17	$ 0	$ 0						$ 9,078			$ (5,043)
Common Stock, Ending Balance (in shares) at Dec. 31, 2022	173,524,360				173,524,360	0	0